Income Tax - Summary of Federal And State income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. Federal Current					$ (123,000)	$ 0
U.S. State Current					(44,000)	0
Foreign Current					(26,000)	(12,000)
Total current provision					(193,000)	(12,000)
Deferred
U.S. Federal Deferred					0	121,000
U.S. State Deferred					0	0
Foreign Deferred					0	91,000
Total deferred provision (benefit)					0	212,000
Total provision (benefit) for income taxes	$ (7,000)	$ (133,000)	$ (7,000)	$ (122,000)	$ (193,000)	$ 200,000